Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Provision included in Cost of product revenue	$ 501	$ 199
Reversal of inventory write-down		2,755
Components, net	4,242	2,934	$ 4,409
Damaged goods inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	$ 265	$ 265